Share-based compensation - ESC outstanding rights (Details) - Equity sharing certificate plan - EquityInstruments	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation
Outstanding subscription rights	198,750	265,600	275,933	354,433
Not later than one year
Share-based compensation
Outstanding subscription rights		151,600	10,333
Later than one year and not later than two years
Share-based compensation
Outstanding subscription rights		6,000	151,600
Later than two years and not later than three years
Share-based compensation
Outstanding subscription rights			6,000
Later than four years and not later than five years
Share-based compensation
Outstanding subscription rights	90,750
Later than seven years and not later than eight years
Share-based compensation
Outstanding subscription rights	108,000
Later than eight years and not later than nine years
Share-based compensation
Outstanding subscription rights		108,000
Later than nine years and not later than ten years
Share-based compensation
Outstanding subscription rights			108,000
Subscription Price 1.00CHF / Floor Price 2.30CHF
Share-based compensation
Outstanding subscription rights	90,750	157,600	157,600
Subscription Price 1.00CHF / Floor Price 2.30CHF | Not later than one year
Share-based compensation
Outstanding subscription rights		151,600
Subscription Price 1.00CHF / Floor Price 2.30CHF | Later than one year and not later than two years
Share-based compensation
Outstanding subscription rights		6,000	151,600
Subscription Price 1.00CHF / Floor Price 2.30CHF | Later than two years and not later than three years
Share-based compensation
Outstanding subscription rights			6,000
Subscription Price 1.00CHF / Floor Price 2.30CHF | Later than four years and not later than five years
Share-based compensation
Outstanding subscription rights	90,750
Subscription Price 2.00CHF / Floor Price 2.30CHF
Share-based compensation
Outstanding subscription rights	108,000	108,000	108,000
Subscription Price 2.00CHF / Floor Price 2.30CHF | Later than seven years and not later than eight years
Share-based compensation
Outstanding subscription rights	108,000
Subscription Price 2.00CHF / Floor Price 2.30CHF | Later than eight years and not later than nine years
Share-based compensation
Outstanding subscription rights		108,000
Subscription Price 2.00CHF / Floor Price 2.30CHF | Later than nine years and not later than ten years
Share-based compensation
Outstanding subscription rights			108,000
Subscription Price 5.00CHF / Floor Price 10.00CHF
Share-based compensation
Outstanding subscription rights			8,000
Subscription Price 5.00CHF / Floor Price 10.00CHF | Not later than one year
Share-based compensation
Outstanding subscription rights			8,000
Subscription Price 7.00CHF / Floor Price 14.00CHF
Share-based compensation
Outstanding subscription rights			2,333
Subscription Price 7.00CHF / Floor Price 14.00CHF | Not later than one year
Share-based compensation
Outstanding subscription rights			2,333